Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended
	Sep. 30, 2013	Oct. 01, 2012	Oct. 03, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible asset amortization expense				$ 74.4	$ 73.0	$ 67.8
Future amortization expense, in 2014				70.0
Future amortization expense, in 2015				68.2
Future amortization expense, in 2016				66.5
Future amortization expense, in 2017				64.8
Future amortization expense, in 2018				61.1
Impairment of goodwill
Minimum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				5 years
Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				22 years